MORTGAGE LOANS ON REAL ESTATE - Schedule of Age Analysis of Loans by Property Type (Details) - Real Estate - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Allowance for Credit Loss [Line Items]
Total	$ 11,344	$ 12,584
Allowance for credit losses	(113)	(158)
Total, net of allowance	11,231	12,426
Commercial mortgage loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Total	8,927	9,891
Allowance for credit losses	(99)	(149)	$ (60)	$ (41)
Total, net of allowance	8,828	9,742
Residential mortgage loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Total	2,417	2,693
Allowance for credit losses	$ (14)	$ (9)	$ 0	$ 0